CONDENSED CONSOLIDATED BALANCE SHEETS - Parenthetical - USD ($) shares in Millions, $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable - trade, allowance for doubtful accounts	$ 12.3	$ 12.9	$ 3.1
Property and equipment, accumulated depreciation	$ 213.2	$ 206.0	$ 152.7
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	110.0	110.0
Common stock, shares issued	25.4	25.0	22.6
Treasury stock	0.5	0.3	0.0